UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23159

GRIFFIN INSTITUTIONAL ACCESS CREDIT FUND

(Exact name of registrant as specified in charter)

Griffin Capital Plaza, 1520 E. Grand Avenue

El Segundo, CA 90245

(Address of principal executive offices) (Zip code)

310.469.6100

(Registrant’s telephone number, including area code)

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and address of agent for service)

Copy to:

Terrence O. Davis, Esq.

Holland & Knight, LLP

1180 West Peachtree Street, N.W.

One Atlantic Center, Suite 1800

Atlanta, GA 30309

Date of fiscal year end: December 31

Date of reporting period: January 1 – March 31, 2018

Item 1. Schedule of Investments.

GRIFFIN INSTITUTIONAL ACCESS CREDIT FUND

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

			Maturity	Principal	Value
Description	Currency	Rate	Date	Amount	(Note 2)
BANK LOANS (57.62%)(a)

1011778 BC ULC (New Red Finance, Inc.), Term B-3 Loan, Tranche 1	USD	1M US L + 2.25%	02/16/24	58,598	$58,714
1011778 BC ULC (New Red Finance, Inc.), Term B-3 Loan, Tranche 2	USD	3M US L + 2.25%	02/16/24	37,829	37,903
Accudyne Industries Borrower SCA/Accudyne Industries LLC, Initial Term Loan	USD	1M US L + 3.25%	08/18/24	243,010	244,548
Acosta, Inc., Tranche B-1 Loan	USD	1M US L + 3.25%	09/26/21	106,848	90,376
Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien)	USD	3M US L + 3.25%	07/23/21	372,108	364,898
Agro Merchants North America Holdings, Inc., Effective Date Loan (First Lien)	USD	3M US L + 3.75%	12/06/24	89,774	90,672
A-l Parent LLC, Initial Term Loan (First Lien)(b)	USD	1M US L + 3.25%	12/01/23	401,075	405,587
Alliant Holdings Intermediate LLC, Initial Term Loan	USD	1M US L + 3.25%	04/27/25	243,603	245,328
Altran Technologies, Facility B(b)	EUR	L + 3.25%	01/31/25	239,085	294,306
American Tire Distributors, Inc., Initial Term Loan	USD	2M US L + 4.25%	09/01/21	1,487,225	1,506,977
Anaren, Inc., Term Loan (First Lien)	USD	3M US L + 4.50%	02/18/21	208,587	208,587
Ancestry.com Operations Inc., Term Loan (First Lien)	USD	1M US L + 3.25%	10/19/23	845,334	850,353
Aqgen Ascensus, Inc., Delayed Draw Term Loan(c)	USD	3M US L + 3.50%	12/05/22	241,270	242,778
Aristrocrat Leisure, Ltd., New 2017 Term Loan	USD	3M US L + 2.00%	10/19/24	170,213	171,276
Ascena Retail Group, Inc., Tranche B Term Loan	USD	1M US L + 4.50%	08/21/22	330,000	293,701
Ascend Performance Materials Operations LLC, Term B Loan	USD	1M US L + 5.25%	08/12/22	227,019	228,438
ASP MCS Acquisition Corp., Initial Term Loan	USD	1M US L + 4.75%	05/20/24	579,254	587,219
Asurion, LLC, Amendment No.14 Replacement B-4 Term Loan	USD	1M US L + 2.75%	08/04/22	481,783	485,145
Asurion, LLC, Replacement B-2 Term Loan (Second Lien)	USD	1M US L + 6.00%	08/04/25	2,085,308	2,146,129
Asurion, LLC, Replacement B-6 Term Loan(b)	USD	1M US L + 2.75%	11/03/23	200,441	201,981
Autodata, Inc., Initial Term Loan (First Lien)	USD	1M US L + 3.25%	12/13/24	500,000	501,875
Autodata, Inc., Initial Term Loan (Second Lien)	USD	1M US L + 7.25%	12/12/25	190,967	193,832
AVSC Holding Corp., Initial Term Loan (First Lien), Tranche 1	USD	3M US L + 3.25%	03/03/25	53,153	53,252
AVSC Holding Corp., Initial Term Loan (First Lien), Tranche 2	USD	1M US L + 3.25%	03/03/25	43,928	44,010
BCP Renaissance Parent LLC, Initial Term Loan	USD	3M US L + 4.00%	10/31/24	87,088	87,665
Berlin Packaging LLC, 2017 Replacement Term Loan (First Lien)	USD	1M US L + 3.25%	10/01/21	377,088	379,209
BioClinica Holding I, LP, Initial Term Loan (First Lien)	USD	3M US L + 4.25%	10/20/23	506,190	496,066
Blackbrush Oil & Gas, L.P., Closing Date Loan	USD	3M US L + 8.00%	01/29/25	2,068,966	2,037,931
BWAY Holding Co., Initial Term Loan	USD	3M US L + 3.25%	04/03/24	992,500	998,600
Caelus Energy Alaska 03 LLC, Second Lien Loan	USD	3M US L + 7.50%	04/15/20	53,937	48,274
CB Poly Investments, LLC, Closing Date Term Loan (First Lien)	USD	1M US L + 3.75%	08/16/23	1,052,189	1,062,711
CenturyLink, Inc., Initial Term B Loan	USD	1M US L + 2.75%	01/31/25	725,686	715,330
Ch Hold Corp., Initial Term Loan (First Lien)	USD	1M US L + 3.00%	02/01/24	103,551	104,360
Checkout Holding Corp., Term B Loan (First Lien)	USD	1M US L + 3.50%	04/09/21	500,000	315,625
CHG PPC Parent LLC, Initial Term Loan (First Lien)(b)	USD	L + 2.75%	03/21/25	101,483	102,165
Circor International, Inc., Initial Term Loan	USD	1M US L + 3.50%	12/11/24	247,552	248,583
Clarion Events Ltd., Term Loan(b)	USD	L + 5.00%	10/10/24	366,206	362,544
Colorado Buyer, Inc., Initial Term Loan (Second Lien)(b)	USD	L + 7.25%	05/01/25	500,000	503,202
Comet Bidco Ltd., Facility B	GBP	1M GBP L + 5.25%	10/01/24	469,565	650,360
Commercial Barge Line Co., Initial Term Loan(b)	USD	L + 8.75%	11/12/20	420,000	251,344
Commercial Vehicle Group, Inc. (CVG), Term B Loan	USD	1M US L + 6.00%	04/12/23	245,313	247,152
Communications Sales & Leasing, Inc. (CSL Capital LLC), Shortfall Term Loan	USD	1M US L + 3.00%	10/24/22	295,588	285,010

			Maturity	Principal	Value
Description	Currency	Rate	Date	Amount	(Note 2)
Compass Power Generation LLC, Term Loan	USD	3M US L + 3.75%	12/20/24	146,955	$148,516
Concentra, Inc., Initial Term Loan (Second Lien)	USD	2M US L + 6.50%	06/01/23	953,029	967,324
Concentra, Inc., Tranche B-1 Term Loan (First Lien)	USD	3M US L + 2.75%	06/01/22	150,567	151,884
CPG International LLC, New Term Loan	USD	3M US L + 3.75%	05/05/24	322,126	325,616
CVS Holding I, LP, Initial Term Loan (First Lien)	USD	3M US L + 3.00%	02/06/25	45,438	45,240
CVS Holdings I, LP, Initial Term Loan (Second Lien)	USD	3M US L + 6.75%	02/06/26	112,634	112,775
DAE Aviation Holdings, Inc., Initial Term Loan	USD	1M US L + 3.75%	07/07/22	946,467	956,449
Deep Gulf Energy II LLC, 2018 Term Loan(d)(e)	USD	3M US L + 14.00%	09/30/18	104,084	99,920
Deluxe Entertainment Services Group, Inc., Initial Term Loan	USD	3M US L + 5.50%	02/28/20	86,278	85,487
Digicert Holdings, Inc., Term Loan (First Lien)	USD	3M US L + 4.75%	10/31/24	158,764	160,729
Digicert Holdings, Inc., Term Loan (Second Lien)	USD	3M US L + 8.00%	10/31/25	51,768	52,286
Direct Chassis Acquisition, Inc., Term Loan (Second Lien)	USD	1M US L + 6.00%	06/15/23	374,252	381,269
DXP Enterprises, Inc., Initial Term Loan	USD	1M US L + 5.50%	08/29/23	53,455	53,689
Emerald Expositions Holding, Inc., Initial Term Loan	USD	1M US L + 2.75%	05/22/24	498,744	504,043
Epicor Software Corp., Term Loan B	USD	1M US L + 3.25%	06/01/22	207,143	208,294
EXC Holdings III Corp., Initial Euro Term Loan (First Lien)	EUR	3M EUR L+3.50%, 0.00% Floor	12/02/24	22,825	28,319
EXC Holdings III Corp., Initial USD Term Loan (Second Lien)	USD	6M US L + 3.50%	12/02/24	157,694	159,665
EXC Holdings III Corp., Term Loan	USD	3M US L + 7.50%	12/01/25	143,183	146,225
EZE Software Group LLC, Term B-2 Loan (First Lien), Tranche 1	USD	1M US L + 3.00%	04/06/20	309,804	312,644
EZE Software Group LLC, Term B-2 Loan (First Lien), Tranche 2	USD	3M US L + 3.00%	04/06/20	186,316	188,024
Filtration Group Corp., Initial EuroTerm Loan(b)	EUR	L + 3.75%	03/27/25	239,893	295,361
Financiere Dry Mix Solutions S.A.S., Facility B(b)	EUR	L + 3.50%	03/13/24	199,319	245,712
First Data Corp., 2024A New Dollar Term Loan	USD	1M US L + 2.25%	04/26/24	500,000	501,328
Flex Acquisition Co., Inc., Initial Term Loan	USD	3M US L + 3.00%	12/29/23	127,562	128,320
Frontier Communications Corp., Term B-1 Loan	USD	1M US L + 3.75%	06/15/24	248,747	245,948
Gamma Infrastructure III B.V., Facility B	EUR	3M EUR L+3.50%, 0.00% Floor	12/30/24	186,957	230,545
Genworth Financial, Inc., Initial Loan	USD	3M US L + 4.50%	02/14/23	49,686	50,555
Getty Images, Inc., Initial Term Loan(b)	USD	L + 3.50%	10/18/19	250,000	240,052
GTT Communications, Inc., Tranche B Term Loan	USD	1M US L + 3.25%	01/09/24	397,985	399,428
Hargray Communications Group, Inc., Initial Term Loan	USD	1M US L + 3.00%	05/16/24	248,125	249,107
Hayward Industries Inc., Initial Term Loan (First Lien)	USD	1M US L + 3.50%	08/05/24	497,500	500,194
HGC Holdings LLC, Term Loan B	USD	3M US L + 5.50%	12/20/24	336,924	333,555
Hub International, LTD, Initial Term Loan	USD	3M US L + 3.00%	10/02/20	253,029	254,642
Inc Research Holdings, Inc., Term B Loan	USD	1M US L + 2.25%	08/01/24	155,994	156,701
Intelsat Jackson Holdings SA, Tranche B-4 Term Loan	USD	3M US L + 4.50%	01/02/24	177,721	183,571
Intelsat Jackson Holdings SA, Tranche B-5 Term Loan	USD	6M US L + 6.63%	01/02/24	289,875	294,706
Intralinks, Inc., Initial Term Loan (First Lien)	USD	1M US L + 4.00%	11/11/24	234,265	235,534
IRB Holding Corp., Term B Loan	USD	1M US L + 3.25%	02/05/25	297,610	301,020
Jaguar Holding Co. I LLC, 2017 Term Loan	USD	3M US L + 2.50%	08/18/22	988,530	992,979
Jazz Acquisition, Inc., Term Loan (First Lien)	USD	3M US L + 3.50%	06/19/21	1,298,368	1,270,236
K-mac Holdings Corp., Initial Term Loan (Second Lien)	USD	3M US L + 6.75%	03/09/26	93,023	94,419
Kronos Acquisition Intermediate, Inc., Initial Loan	USD	1M US L + 4.00%	05/15/23	983,049	994,006
Kronos, Inc., Incremental Term Loan (First Lien)(b)	USD	1M US L + 3.00%	11/01/23	827,950	833,700
Lakeland Tours LLC, Delayed Draw Term Loan(c)	USD	3M US L + 4.00%	12/16/24	9,330	9,423
Lakeland Tours LLC, Initial Term Loan	USD	3M US L + 4.00%	12/16/24	113,290	114,423
Learning Care Group, Inc., Initial Term Loan (First Lien), Tranche 1	USD	1M US L + 3.25%	03/12/25	24,302	24,545
Learning Care Group, Inc., Initial Term Loan (First Lien), Tranche 2	USD	3M US L + 3.25%	03/12/25	12,151	12,272

			Maturity	Principal	Value
Description	Currency	Rate	Date	Amount	(Note 2)
Learning Care Group, Inc., Initial Term Loan (First Lien), Tranche 3	USD	2M US L + 3.25%	03/12/25	8,101	$8,182
Logix Communications LP., Term Loan	USD	1M US L + 5.75%	12/23/24	344,700	347,285
Masergy Holdings, Inc., 2017 Replacement Term Loan (First Lien)	USD	3M US L + 3.25%	12/15/23	212,896	213,650
Masergy Holdings, Inc., Initial Loan (Second Lien)(b)	USD	L + 8.50%	12/16/24	462,778	466,442
Mavis Tire Express Services Corp., Closing Date Term Loan (First Lien)	USD	3M US L + 3.25%	03/20/25	215,479	215,748
Mavis Tire Express Services Corp., Delayed Draw Term Loan (First Lien)(c)	USD	3M US L + 3.25%	03/20/25	34,496	34,539
MB Aerospace ACP Holdings III Corp., Term Loan	USD	1M US L + 3.50%	01/22/25	115,505	116,804
MH Sub I LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan (First Lien)	USD	1M US L + 3.75%	09/13/24	654,526	655,480
MH Sub I LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan (Second Lien)	USD	1M US L + 7.50%	09/15/25	491,828	498,898
Moran Foods, LLC, Term Loan(b)	USD	L + 6.00%	12/05/23	140,605	122,854
MRO Holdings, Inc., Initial Term Loan	USD	3M US L + 5.25%	10/20/23	726,405	735,485
Murray Energy Corp., Term B-2 Loan	USD	3M US L + 7.25%	04/16/20	1,040,957	888,457
National Vision, Inc., New Term Loan (First Lien)	USD	1M US L + 2.75%	11/20/24	701,761	702,858
Netsmart, Inc., Term C-1 Loan	USD	1M US L + 4.50%	04/19/23	281,383	285,252
Novetta Solutions LLC, Initial Term Loan (First Lien)	USD	1M US L + 5.00%	10/17/22	254,690	247,686
NPC International, Inc., Initial Term Loan (Second Lien)	USD	1M US L + 7.50%	04/03/25	250,000	256,250
Oeconnection LLC, Term Loan (Second Lien)	USD	3M US L + 8.00%	11/22/25	222,772	222,772
Optiv, Inc., Initial Term Loan (First Lien)	USD	1M US L + 3.25%	02/01/24	89,596	86,833
Oxbow Carbon LLC, Term Loan (Second Lien)	USD	1M US L + 7.50%	01/04/24	453,306	461,239
Oxbow Carbon LLC, Tranche B Term Loan (First Lien)	USD	1M US L + 3.75%	01/04/23	50,220	50,911
Packaging Coordinators Midco, Inc., Initial Term Loan	USD	3M US L + 4.00%	06/30/23	676,397	682,315
Packaging Coordinators Midco, Inc., Term Loan (Second Lien)	USD	3M US L + 8.75%	07/01/24	512,500	512,500
Paladin Brands Holdings, Inc., Term B Loan	USD	3M US L + 5.50%	08/15/22	793,787	803,709
Parexel International Corp., Initial Term Loan	USD	1M US L + 2.75%	09/27/24	734,647	735,749
Park Place Technologies, LLC, Initial Loan (Second Lien)(b)	USD	L + 8.00%	03/20/26	276,817	277,509
Pearl Intermediate Parent LLC, Delayed Draw Term Loan (First Lien)(c)	USD	3M US L + 2.75%	02/14/25	23,661	23,476
Pearl Intermediate Parent LLC, Initial Term Loan (First Lien)	USD	1M US L + 2.75%	02/14/25	80,448	79,820
Petco Animal Supplies, Inc., Term Loan(b)	USD	3M US L + 3.00%	01/26/23	231,175	170,395
Pisces Midco, Inc., Initial Term Loan(b)	USD	L + 3.75%	03/28/25	278,847	277,452
Polycom Inc., Initial Term Loan (First Lien)	USD	1M US L + 5.25%	09/27/23	431,484	434,990
Press Ganey Holdings, Inc., Replacement Term Loan (First Lien)	USD	1M US L + 3.00%	10/23/23	497,481	500,798
Prime Security Services Borrower LLC, 2016-2 Refinancing Term B-1 Loan (First Lien)	USD	1M US L + 2.75%	05/02/22	179,389	180,971
Project Alpha Intermediate Holding, Inc., Term Loan	USD	3M US L + 3.50%	04/26/24	220,038	217,494
Quest Soffware US Holdings, Inc., 2017 Incremental Term Loan (First Lien)	USD	3M US L + 5.50%	10/31/22	461,737	470,876
Quidditch Acquisition, Inc., Term B Loan (First Lien)	USD	3M US L + 7.00%	03/14/25	411,904	414,993
Rackspace Hosting, Inc., Term B Loan (First Lien)	USD	3M US L + 3.00%	11/03/23	533,931	533,930
RP Crown Parent LLC, Initial Term Loan	USD	1M US L + 3.00%	10/12/23	334,553	336,435
Safe Fleet Holdings LLC, Initial Term Loan (Second Lien)	USD	3M US L + 6.75%	02/02/26	667,223	675,145
Scientific Games International, Inc., Initial Term B-5 Loan, Tranche 1	USD	2M US L + 2.75%	08/14/24	150,474	151,203
Scientific Games International, Inc., Initial Term B-5 Loan, Tranche 2	USD	1M US L + 2.75%	08/14/24	35,673	35,845

			Maturity	Principal	Value
Description	Currency	Rate	Date	Amount	(Note 2)
Sedgwick Claims Management Services, Inc., Initial Term Loan (First Lien)	USD	1M US L + 2.75%	03/01/21	619,832	$620,155
Sequa Mezzanine Holdings LLC, Initial Loan (Second Lien)	USD	3M US L + 9.00%	04/28/22	635,787	648,503
Sequa Mezzanine Holdings LLC, Initial Term Loan (First Lien)	USD	3M US L + 5.00%	11/28/21	1,509,595	1,523,749
Sig Combibloc Holdings S.C.A., Repriced Euro Term Loan(b)	EUR	L + 3.25%	03/11/22	95,618	118,192
Silk Bidco AS, Facility B	EUR	6M EUR L+ 4.00%, 0.00% Floor	02/07/25	217,584	267,810
Solarwinds Holdings, Inc., 2018 Refinancing Term Loan (First Lien)	USD	1M US L + 2.75%	02/05/24	944,187	949,557
Sophia LP, Term B Loan	USD	3M US L + 3.25%	09/30/22	981,777	985,355
SRS Distribution Inc., Term B-2 Loan (Second Lien)	USD	1M US L + 8.75%	02/24/23	370,000	379,019
Sterling Midco Holdings, Inc. , Initial Term Loan (First Lien)	USD	1M US L + 3.50%	06/19/24	34,645	34,818
STG-Fairway Acquisitions, Inc., Term Loan (First Lien)	USD	1M US L + 5.25%	06/30/22	636,363	637,158
Syniverse Holdings, Inc., Tranche C Term Loan	USD	3M US L + 5.00%	02/09/23	73,977	74,960
Tacala Investment Corp., Initial Term Loan (Second Lien)	USD	1M US L + 7.00%	01/30/26	340,426	348,085
Tecostar Holdings, Inc., 2017 Term Loan (First Lien)	USD	3M US L + 3.50%	05/01/24	1,085,455	1,096,762
Tempo Acquisition LLC, Initial Term Loan	USD	1M US L + 3.00%	05/01/24	594,773	598,119
Titan Acquisition Ltd., Initial Term Loan(b)	USD	L + 3.00%	03/17/25	403,519	403,172
TMF Group Holding B.V., Term B Loan(b)	EUR	L + 3.25%	12/07/24	175,143	215,005
TMK Hawk Parent Corp., Initial Term Loan (First Lien)	USD	1M US L + 3.50%	08/28/24	823,944	829,952
TNS, Inc. (Transaction Network Services, Inc.), Initial Term Loan (First Lien), Tranche 1	USD	3M US L + 4.00%	08/14/22	247,212	248,796
TransDigm, Inc., New Tranche F Term Loan, Tranche 1	USD	1M US L + 2.75%	06/09/23	82,853	83,248
TransDigm, Inc., New Tranche F Term Loan, Tranche 2	USD	3M US L + 2.75%	06/09/23	43,389	43,596
Transdigm, Inc., New Tranche G Term Loan, Tranche 1	USD	3M US L + 2.50%	08/22/24	243,976	245,026
Transdigm, Inc., New Tranche G Term Loan, Tranche 2	USD	1M US L + 2.50%	08/22/24	70,645	70,949
Travelport Finance (luxembourg) S.a R.l., Initial Term Loan(b)	USD	L + 2.50%	03/09/25	210,250	210,891
Traverse Midstream Partners LLC, Advance	USD	3M US L + 4.00%	09/27/24	46,471	46,800
TRC Companies, Inc., Initial Term Loan	USD	1M US L + 3.50%	06/21/24	324,558	328,413
TurboCombustor Technology, Inc., Initial Term Loan	USD	3M US L + 4.50%	12/02/20	683,428	669,759
Unitymedia Hessen Gmbh & Co. KG, Facility C Loan	EUR	3M EUR L+2.75%, 0.00% Floor	01/15/27	246,269	302,887
US Anesthesia Partners, Inc., Initial Term Loan (First Lien)	USD	1M US L + 3.00%	06/23/24	1,193,603	1,201,063
Virgin Media Bristol LLC, K Facility	USD	1M US L + 2.50%	01/15/26	137,770	138,631
Weld North Education, Term Loan B	USD	3M US L + 4.25%	02/15/25	123,757	124,531
Wheels Up Partners LLC, Class A Notes	USD	3M US L + 6.50%	03/01/24	361,458	360,554
William Morris Endeavor Entertainment LLC (IMG Worldwide Holdings LLC), Term Loan (First Lien)	USD	1M US L + 3.25%	05/06/21	907,604	915,547
Windstream Services, LLC, Tranche B-6 Term Loan	USD	1M US L + 4.00%	03/29/21	503,407	484,739
WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), Initial Term Loan (First Lien)	USD	3M US L + 5.50%	09/29/23	332,400	337,283
WP CPP Holdings, LLC, Term B-3 Loan (First Lien)(b)	USD	3M US L + 3.50%	12/30/19	997,375	996,959
Zodiac/fluidra Finco, Term Loan B(b)	EUR	L + 2.75%	03/17/25	91,647	113,049

TOTAL BANK LOANS
(Cost $63,248,181)					63,511,018

			Maturity	Principal	Value
Description	Currency	Rate	Date	Amount	(Note 2)
CORPORATE BONDS (32.22%)(f)
1011778 BC ULC (New Red Finance, Inc.)(g)	USD	5.00%	10/15/25	383,000	$366,608
Acadia Healthcare Co., Inc.	USD	5.63%	02/15/23	32,000	32,560
AECOM	USD	5.13%	03/15/27	650,000	629,687
American Woodmark Corp.(g)	USD	4.88%	03/15/26	194,000	189,878
APTIM Corp.(g)	USD	7.75%	06/15/25	481,000	417,268
Aramark Services, Inc.(g)	USD	5.00%	02/01/28	158,000	155,038
Ashtead Capital, Inc.(g)	USD	4.13%	08/15/25	269,000	258,576
Avolon Holdings Funding, Ltd.(g)	USD	5.50%	01/15/23	76,000	75,264
Ball Corp.	USD	4.88%	03/15/26	190,000	190,969
Berry Global, Inc.(g)	USD	4.50%	02/15/26	319,000	302,651
Berry Global, Inc.	USD	5.50%	05/15/22	38,000	39,045
Berry Petroleum Co. LLC(g)	USD	7.00%	02/15/26	48,000	48,494
BWAY Holding Co.(g)	USD	5.50%	04/15/24	250,000	252,188
BWAY Holding Co.(g)	USD	7.25%	04/15/25	1,000,000	1,022,499
California Resources Corp.(g)	USD	8.00%	12/15/22	125,000	98,594
CB Escrow Corp.(g)	USD	8.00%	10/15/25	314,000	293,983
CBS Radio, Inc.(g)	USD	7.25%	11/01/24	250,000	255,938
CCO Holdings LLC / CCO Holdings Capital Corp.(g)	USD	5.00%	02/01/28	596,000	561,729
CCO Holdings LLC / CCO Holdings Capital Corp.(g)	USD	5.75%	02/15/26	910,000	907,733
CDK Global, Inc.(g)	USD	4.88%	06/01/27	291,000	280,815
CDW LLC / CDW Finance Corp.	USD	5.00%	09/01/25	125,000	125,000
Cequel Communications Holdings I LLC / Cequel Capital Corp.(g)	USD	7.50%	04/01/28	379,000	389,423
Charles River Laboratories(g)	USD	5.50%	04/01/26	152,000	154,850
Compass Minerals International, Inc.(g)	USD	4.88%	07/15/24	177,000	174,566
Comstock Resources, Inc.	USD	10.00% Cash or 12.25% PIK	03/15/20	250,000	258,125
Core & Main LP(g)	USD	6.13%	08/15/25	250,000	245,000
CPG Merger Sub LLC(g)	USD	8.00%	10/01/21	563,000	570,740
CSC Holdings LLC(g)	USD	5.38%	02/01/28	328,000	310,646
Extraction Oil & Gas, Inc.(g)	USD	5.63%	02/01/26	121,000	114,496
Frontier Communications Corp.(g)	USD	8.50%	04/01/26	105,000	102,113
Gates Global LLC / Gates Global Co.(g)	USD	6.00%	07/15/22	299,000	303,889
Genworth Holdings, Inc.	USD	4.80%	02/15/24	229,000	187,780
Genworth Holdings, Inc.	USD	4.90%	08/15/23	182,000	150,150
GTT Communications, Inc.(g)	USD	7.88%	12/31/24	750,000	755,625
Gulfport Energy Corp.	USD	6.00%	10/15/24	375,000	357,656
Gulfport Energy Corp.	USD	6.38%	01/15/26	636,000	605,789
HCA, Inc.	USD	5.38%	02/01/25	900,000	904,500
Intelsat Jackson Holdings SA(g)	USD	9.50%	09/30/22	729,000	834,704
Intrepid Aviation Group Holdings LLC / Intrepid Finance Co.(g)	USD	6.88%	02/15/19	695,000	688,050
Intrum Justitia AB(g)	EUR	3.13%	07/15/24	195,000	232,704
IRB Holding Corp.(g)	USD	6.75%	02/15/26	324,000	318,362
Iridium Communications, Inc.(g)	USD	10.25%	04/15/23	96,000	98,880
Iron Mountain, Inc.(g)	USD	5.25%	03/15/28	274,000	259,273
JC Penney Corp., Inc.(g)	USD	8.63%	03/15/25	48,000	45,240
Jones Energy Holdings LLC / Jones Energy Finance Corp.	USD	6.75%	04/01/22	125,000	70,313
KAR Auction Services, Inc.(g)	USD	5.13%	06/01/25	103,000	102,743
Kronos Acquisition Holdings, Inc.(g)	USD	9.00%	08/15/23	553,000	526,733
Level 3 Financing, Inc.	USD	5.38%	01/15/24	660,000	644,741
Live Nation Entertainment, Inc.(g)	USD	4.88%	11/01/24	402,000	392,955
Mattel, Inc.(g)	USD	6.75%	12/31/25	375,000	367,575
MEDNAX, Inc.(g)	USD	5.25%	12/01/23	500,000	503,750
Multi-Color Corp.(g)	USD	4.88%	11/01/25	610,000	571,875
Murray Energy Corp.(g)	USD	11.25%	04/15/21	512,000	194,560

			Maturity	Principal	Value
Description	Currency	Rate	Date	Amount	(Note 2)
Nabors Industries, Inc.(g)	USD	5.75%	02/03/25	122,000	$115,290
National CineMedia LLC	USD	5.75%	08/15/26	802,000	727,814
New Enterprise Stone & Lime Co., Inc.(g)	USD	6.25%	03/15/26	242,000	242,908
Park Aerospace Holdings, Ltd.(g)	USD	5.50%	02/15/24	1,000,000	972,500
Parsley Energy LLC / Parsley Finance Corp.(g)	USD	5.25%	08/15/25	250,000	249,063
Parsley Energy LLC / Parsley Finance Corp.(g)	USD	5.38%	01/15/25	760,000	761,899
Pioneer Holdings LLC / Pioneer Finance Corp.(g)	USD	9.00%	11/01/22	434,000	453,530
Pisces Midco, Inc.(g)	USD	8.00%	04/15/26	114,000	114,000
Post Holdings, Inc.(g)	USD	5.00%	08/15/26	250,000	238,125
Post Holdings, Inc.(g)	USD	5.75%	03/01/27	121,000	119,790
Prime Security Services Borrower LLC / Prime Finance, Inc.(g)	USD	9.25%	05/15/23	1,115,000	1,211,168
PVH Corp.(g)	EUR	3.13%	12/15/27	242,000	294,778
Radiate Holdco LLC / Radiate Finance, Inc.(g)	USD	6.63%	02/15/25	177,000	165,053
Radiate Holdco LLC / Radiate Finance, Inc.(g)	USD	6.88%	02/15/23	59,000	57,378
Range Resources Corp.	USD	5.00%	03/15/23	500,000	481,900
RBS Global, Inc. / Rexnord LLC(g)	USD	4.88%	12/15/25	220,000	213,950
Sabre GLBL, Inc.(g)	USD	5.25%	11/15/23	250,000	253,825
Sabre GLBL, Inc.(g)	USD	5.38%	04/15/23	250,000	253,438
Sally Holdings LLC / Sally Capital, Inc.	USD	5.63%	12/01/25	250,000	248,438
SBA Communications Corp.	USD	4.88%	09/01/24	298,000	293,157
Scientific Games International, Inc.(g)	EUR	3.38%	02/15/26	127,000	152,018
Scientific Games International, Inc.(g)	USD	5.00%	10/15/25	70,000	68,250
Service Corp. International	USD	4.63%	12/15/27	98,000	94,815
Sirius XM Radio, Inc.(g)	USD	3.88%	08/01/22	76,000	73,340
Sirius XM Radio, Inc.(g)	USD	5.00%	08/02/27	250,000	236,250
Six Flags Entertainment Corp.(g)	USD	4.88%	07/31/24	250,000	244,063
SM Energy Co.	USD	5.00%	01/15/24	95,000	88,588
SM Energy Co.	USD	5.63%	06/01/25	250,000	238,125
Sophia LP / Sophia Finance, Inc.(g)	USD	9.00%	09/30/23	250,000	263,750
Sprint Corp.	USD	7.88%	09/15/23	500,000	511,875
SPX FLOW, Inc.(g)	USD	5.88%	08/15/26	85,000	87,763
SRC Energy, Inc.(g)	USD	6.25%	12/01/25	481,000	484,608
Summit Materials LLC / Summit Materials Finance Corp.(g)	USD	5.13%	06/01/25	119,000	115,728
Tesla, Inc.(g)	USD	5.30%	08/15/25	500,000	438,125
Titan Acquisition Ltd. / Titan Co-Borrower LLC(g)	USD	7.75%	04/15/26	536,000	535,665
T-Mobile USA, Inc.	USD	6.38%	03/01/25	1,125,000	1,178,437
T-Mobile USA, Inc.	USD	6.50%	01/15/26	250,000	266,250
Travelport Corporate Finance PLC(g)	USD	6.00%	03/15/26	316,000	317,975
TriMas Corp.(g)	USD	4.88%	10/15/25	184,000	178,365
Ultra Resources, Inc.(g)	USD	7.13%	04/15/25	125,000	102,969
United Continental Holdings, Inc.	USD	5.00%	02/01/24	850,000	844,687
United Rentals North America, Inc.	USD	4.88%	01/15/28	197,000	190,598
United Rentals North America, Inc.	USD	5.88%	09/15/26	375,000	391,406
ViaSat, Inc.(g)	USD	5.63%	09/15/25	220,000	212,916
W/S Packaging Holdings, Inc.(g)	USD	9.00%	04/15/23	500,000	508,750
Wabash National Corp.(g)	USD	5.50%	10/01/25	162,000	158,355
West Corp.(g)	USD	8.50%	10/15/25	88,000	85,580
WildHorse Resource Development Corp.(g)	USD	6.88%	02/01/25	82,000	82,615
WildHorse Resource Development Corp.	USD	6.88%	02/03/25	293,000	295,198
WMG Acquisition Corp.(g)	USD	5.50%	04/15/26	234,000	235,755
Zayo Group LLC / Zayo Capital, Inc.(g)	USD	5.75%	01/15/27	500,000	489,375
Zayo Group LLC / Zayo Capital, Inc.	USD	6.00%	04/01/23	410,000	423,325

			Maturity	Principal	Value
Description	Currency	Rate	Date	Amount	(Note 2)
Zayo Group LLC / Zayo Capital, Inc.	USD	6.38%	05/15/25	500,000	$519,375
TOTAL CORPORATE BONDS
(Cost $36,620,989)					35,525,221

CONVERTIBLE CORPORATE BONDS (0.11%)
Whiting Petroleum Corp.	USD	1.25%	04/01/20	125,000	118,280
TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $114,792)					118,280

COLLATERALIZED LOAN OBLIGATIONS (5.59%)
DEBT (0.83%)
OZLM XIX, Ltd., Series 2017-19D(a)(g)	USD	3M US L + 6.60%	11/22/30	400,000	408,185
Sound Point CLO, Ltd., Series 2017-3A(a)(g)	USD	3M US L + 6.50%	10/20/30	500,000	507,462
					915,647
EQUITY (4.76%)(h)
Carlyle Global Market Strategies, Ltd., Series 2017-5A(g)	USD	16.75%	01/30/30	700,000	685,687
CIFC Funding, Ltd., Series 2018-1A(g)	USD	16.84%	04/18/31	200,000	192,420
Dryden, Ltd., Series 2018-64A(g)	USD	19.05%	04/18/31	900,000	756,000
Dryden, Ltd., Series 2014-31X(i)	USD	Fully Called	04/18/26	600,000	232,567
Madison Park Funding, Ltd., Series 2017-26A(g)	USD	14.08%	07/29/47	500,000	420,226
Midocean Credit CLO, Ltd., Series 2018-8A(g)	USD	19.05%	02/20/31	300,000	256,631
OZLM XIX, Ltd., Series 2017-19A(g)	USD	16.71%	11/22/30	1,100,000	983,523
Venture CDO, Ltd., Series 2017-28AA(g)	USD	17.57%	10/20/29	200,000	187,789
Venture CDO, Ltd., Series 2017-30A(g)	USD	22.60%	01/15/31	600,000	584,806
Vibrant CIO VIII, Ltd., Series 2018-8A(g)	USD	17.58%	01/20/31	500,000	462,667
Voya, Ltd., Series 2018-1A(g)	USD	16.58%	04/19/31	500,000	486,784
					5,249,100
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $6,089,064)					6,164,747

COMMON STOCKS (0.22%)
Toshiba Corp.(j)	JPY			85,720	246,514
TOTAL COMMON STOCKS
(Cost $249,264)					246,514

		Expiration		Value
		Date	Shares	(Note 2)
WARRANTS (0.02%)
Deep Gulf Energy II, LLC(d)(j)	USD	12/31/25	33	19,671

TOTAL WARRANTS
(Cost $–)				19,671

TOTAL INVESTMENTS (95.78%)
(Cost $106,322,290)				$105,585,451

Other Assets In Excess Of Liabilities (4.23%)				4,655,990
NET ASSETS (100.00%)				$110,241,441

Libor Rates:

1M US L - 1 Month US LIBOR as of March 31, 2018 was 1.88%

2M US L - 2 Month US LIBOR as of March 31, 2018 was 2.00%

3M US L - 3 Month US LIBOR as of March 31, 2018 was 2.31%

6M US L - 6 Month US LIBOR as of March 31, 2018 was 2.45%

6M EUR L - 6 Month EURIBOR as of March 31, 2018 was -0.33%

3M EUR L - 3 Month EURIBOR as of March 31, 2018 was -0.37%

1M GBP L - 1 Month GBP LIBOR as of March 31, 2018 was 0.51%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2018 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	All or a portion of this position has not settled as of March 31, 2018. The interest rate shown represents the stated spread over the applicable London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established. If the position is partially settled, the reference rate shown is applicable to the settled portion.
(c)	A portion of this position or the entire position was not funded as of March 31, 2018. The Fund had approximately $129,568 in unfunded commitments pursuant to a Delayed Draw Term Loan facility. The Schedule of Investments records each of these investments as fully funded and accordingly, a corresponding payable for investments purchased has also been recorded which represents the actual unfunded amount on the balance sheet date.
(d)	This investment is classified as a level 3 asset, and such classification was a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(e)	42.49% of the total coupon was PIK and 57.51% was cash.
(f)	Fixed rate security.
(g)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2018, the aggregate market value of those securities was $30,467,098, representing 27.64% of net assets.
(h)	CLO subordinated notes, income notes, and M notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. Effective yields for the Fund's CLO equity positions are updated at least once a year, either on the anniversary of the formation of a CLO investment that the Fund holds in its portfolio or on a transaction such as a partial sale, add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.
(i)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of March 31, 2018 the aggregate market value of those securities was $232,567 representing 0.21% of net assets.
(j)	Non-income producing security.

Common Abbreviations:

EURIBOR - Euro InterBank Offered Rate

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnerships

PIK - Payment in Kind

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

						Unrealized
	Buy/Sale	Contracted	Purchase/Sale	Settlement	Current	Appreciation/
Counterparty	Currency	Amount*	Contract	Date	Value(USD)	(Depreciation)
BNY Mellon	USD/GBP	470,000	Sale	04/26/2018	$660,059	$6,072
BNY Mellon	USD/JPY	27,920,000	Sale	04/26/2018	262,773	3,385
						$9,457

						Unrealized
	Currency	Amount*	Contract	Date	Value(USD)	(Depreciation)
BNY Mellon	USD/EUR	1,820,000	Sale	04/19/2018	$2,241,984	$(5,295)
						$(5,295)

*	The contracted amount is stated in the foreign currency in which the security is denominated.

See Notes to Quarterly Portfolio of Investments.

Griffin Institutional Access Credit Fund

Notes to Quarterly Portfolio of Investments

March 31, 2018 (Unaudited)

Note 1 — Organization

Griffin Institutional Access Credit Fund (the “Fund”) is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund engages in a continuous offering of shares and operates as an interval fund that offers quarterly repurchases of shares at net asset value. The Fund’s SEC registered investment adviser is Griffin Capital Credit Advisor, LLC (the “Adviser”). BCSF Advisors, LP, an affiliate of Bain Capital Credit, LP, (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The investment objective of the Fund is to generate a return comprised of both current income and capital appreciation with an emphasis on current income with low volatility and low correlation to the broader markets. The Fund pursues its investment objective by investing in a range of secured and unsecured debt obligations which may be syndicated, consisting of U.S high yield securities, global high yield securities and other fixed-income and fixed-income related securities, including direct originated debt obligations and collateralized loan obligations.

The Fund was organized as a statutory trust on April 5, 2016 under the laws of the State of Delaware. The Fund commenced operations on April 3, 2017, and is authorized to issue an unlimited number of shares with no par value.

Effective September 29, 2017 Griffin Capital BDC Corp., formerly known as Griffin-Benefit Street Partners BDC Corp. (the “BDC”) transferred all of its assets to the Fund, in exchange for Class F shares of the Fund and the Fund assumed all of the liabilities of the BDC. Class F shares were issued to stockholders of the BDC at the time of the reorganization of the BDC into the Fund. Class F shares are not otherwise available or being offered to the general public. The reorganization of the BDC was accomplished on a tax free basis under applicable provisions of the Internal Revenue Code.

The Fund currently offers Class A, Class C, Class I, Class L and Class F shares. Class A, Class C and Class I shares commenced operations on April 3, 2017. Class L shares commenced operations on September 5, 2017. Class F Shares commenced operations on September 25, 2017. Class A shares are offered subject to a maximum sales charge of 5.75% of the offering price and Class L shares are offered subject to a maximum sales charge of 4.25% of the offering price. The sales load payable by each investor depends upon the amount invested by such investor in the Fund. Class C, Class I and Class F shares are offered at net asset value per share. Class C shares may be subject to a 1.00% contingent deferred sales charge on shares redeemed during the first 365 days after their purchase. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Note 2 — Significant Accounting Policies

Basis of Presentation – The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company following accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946 – Financial Services – Investment Companies. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – In accordance with ASC Topic 820 – Fair Value Measurement and Disclosures, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. If market quotations are not readily available, securities are valued at fair value as determined by the Board of Trustees (the “Trustees”). The Trustees have delegated the day to day responsibility for determining fair valuation to the Fair Value Pricing Committee in accordance with the policies approved by the Trustees. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. In determining the fair value of a security for which there are no readily available market quotations, the Adviser and Sub-Adviser may consider several factors, including: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The Adviser may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer.

Non-dollar-denominated securities, if any, are valued as of the close of the New York Stock Exchange (“the “NYSE”) at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value materially have affected the value of the securities. Readily marketable portfolio securities listed on the NYSE are valued at the last sale price as of the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day as determined by a third-party pricing service. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Trustees shall determine in good faith to reflect its fair market value. The Adviser and Sub-Adviser have engaged independent third-party valuation specialists to assist in valuing such securities in certain circumstances.

The Adviser will provide the Trustees with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuation problems that have arisen, if any. To the extent deemed necessary by the Adviser, the Fund’s Fair Value Pricing Committee will review any securities valued by the Adviser in accordance with the Fund’s valuation policies.

Fair Value Measurements – In accordance with ASC Topic 820 – Fair Value Measurement and Disclosures, a three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in the following hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value:

Level 1	—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2	—	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and
Level 3	—	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended March 31, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of March 31, 2018:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Bank Loans	$–	$63,411,098	$99,920	$63,511,018
Corporate Bonds	–	35,525,221	–	35,525,221
Collateralized Loan Obligations	–	6,164,747	–	6,164,747
Convertible Corporate Bonds	–	118,280	–	118,280
Common Stocks	246,514	–	–	246,514
Warrants	–	–	19,671	19,671
Total	$246,514	$105,219,346	$119,591	$105,585,451
Other Financial Instruments*
Assets:
Forward Foreign Currency Contracts	$–	$9,457	$–	$9,457
Liabilities:
Forward Foreign Currency Contracts	–	(5,295)	–	(5,295)
Total	$–	$4,162	$–	$4,162

*	Other financial instruments are derivative instruments reflected in the Schedule of Investments. The derivatives shown in this table are reported at their unrealized appreciation/ (depreciation) at measurement date, which represents the change in the contract's value.

There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Asset Type	Balance as of December 31, 2017	Accrued Discount/ premium	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of March 31, 2018
Bank Loans	$2,357,991	$2,502	$45,416	$(3,332)	$4,008	$(2,306,665)	$-	$-	$99,920
Warrants	4,000	-	-	15,671	-	-	-	-	19,671
	$2,361,991	$2,502	$45,416	$12,339	$4,008	$(2,306,665)	$-	$-	$119,591

The table below provides additional information about the Level 3 Fair Value Measurements as of March 31, 2018:

Quantitative Information about Level 3 Fair Value Measurements

				Range
Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Minimum	Maximum	Weighted Average
Bank Loans	$99,920	Market Comparable Companies	Comparative Yield	21.50%	21.50%	21.50%
Warrants	19,671	Enterprise Value	PV-10 Multiple	1.45	1.45	1.45

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
PV-10 Multiple	Increase	Decrease
Comparative Yield	Decrease	Increase

Investment Transactions – Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. EST).

Foreign Securities – The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Loan Participation and Assignments – The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of the loans from third parties. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders they acquire direct rights against the borrower of the loan. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. For the period ended March 31, 2018, no penalty fees were received by the Fund. At March 31, 2018, the Fund had $129,568 unfunded loan commitments.

Note 3 — Derivative Instruments

Derivative Instruments and Hedging Activities – The following discloses the Fund’s use of derivative instruments and hedging activities.

The Fund’s investment objectives allow the Fund to enter into various types of derivative contracts such as forward foreign currency contracts. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors – In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives – The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Forward Foreign Currency Contracts – The Fund engaged in currency transactions with counterparties during the period ended March 31, 2018 to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GRIFFIN INSTITUTIONAL ACCESS CREDIT FUND

By:	/s/ Kevin Shields
Kevin Shields
President (Principal Executive Officer)

Date:	May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Shields
Kevin Shields
President (Principal Executive Officer)

Date:	May 30, 2018

By:	/s/ Joseph Miller
Joseph Miller
Treasurer (Principal Financial Officer)

Date:	May 30, 2018